Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	September 30,	December 31,
	2021	2020
AGM domain names	$14,800	14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(5,797)	(4,687)
Total intangible assets, net	9,003	10,113